Taxation - Income taxes (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income taxes
Valuation allowance				¥ 225,250			¥ 322,773	¥ 305,974
Cayman Islands
Income taxes
Withholding tax							0
Philippines
Income taxes
Income tax rate (as a percent)		30.00%
Value Added Tax Rate		12.00%
Valuation allowance							¥ 0	¥ 0
Income tax holiday (in years)		four
Income tax holiday extendable (in years)		3 years
Philippines | Philippines Co II
Income taxes
Income tax rate (as a percent)		30.00%
Percentage of exemption from corporate income tax		100.00%
PRC
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
PRC | VIEs
Income taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%
PRC | Beijing Dasheng Online Technology Co., Ltd.
Income taxes
Income tax rate (as a percent)		15.00%	15.00%	15.00%	25.00%	25.00%
PRC | Philippines Co II
Income taxes
Income tax rate (as a percent)		5.00%
First HK$2 million of profits | Hong Kong
Income taxes
Income tax rate (as a percent)		8.25%	8.25%
Profits earned by subsidiaries | $		$ 2	$ 2
Remaining profits | Hong Kong
Income taxes
Income tax rate (as a percent)		16.50%	16.50%